Investments - Australis Capital Inc. (Details) - Restricted Back-In Right Warrants - ACI - Derivatives and convertible debentures at FVTPL $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 30, 2021 CAD ($) year day $ / shares shares	Jun. 30, 2020 CAD ($) year day $ / shares shares	Jun. 30, 2021 CAD ($) year day $ / shares shares	Jun. 30, 2020 CAD ($) year day $ / shares shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants held by entity (in shares) | shares	22,628,751	22,628,751	22,628,751	22,628,751
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.20	$ 0.20
Warrants received, percentage of common shares issued and outstanding	20.00%	20.00%	20.00%	20.00%
Financial assets, at fair value, volume weighted average trading price, period | day	5	5	5	5
Financial assets, at fair value | $	$ 5.7	$ 3.2	$ 5.7	$ 3.2
Share price (in CAD per share) | $ / shares	$ 0.32	$ 0.22	$ 0.32	$ 0.22
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement | $			$ 2.5	$ (6.9)
Risk-free interest rate
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0.0166	0.0093	0.0166	0.0093
Dividend yield
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	0	0	0	0
Historical volatility for shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets	1.1644	1.1601	1.1644	1.1601
Expected life
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year	7.23	8.23	7.23	8.23